Risk management - Credit risk exposure by geographical areas (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 412,495,783	[1]	$ 285,553,136	₩ 398,471,816	[1]
Securities at amortized cost		18,707,459		12,950,371	19,203,177
Financial assets at FVTPL	[2]	16,870,334			17,076,619
Financial assets at FVTOCI		82,071,637			42,922,671
Derivative assets (Designated for hedging)		217,180		$ 150,345	175,191
Off balance sheet item
Off-balance accounts		150,356,165			150,474,850
Total		680,718,558			628,324,324
Korea
Categories of financial assets
Loans and other financial assets at amortized cost		381,895,446			367,026,768
Securities at amortized cost		17,720,610			18,052,871
Financial assets at FVTPL		14,030,387			12,643,738
Financial assets at FVTOCI		70,443,271			37,746,319
Derivative assets (Designated for hedging)		180,170			165,089
Off balance sheet item
Off-balance accounts		142,669,598			144,006,247
Total		626,939,482			579,641,032
China
Categories of financial assets
Loans and other financial assets at amortized cost		5,455,324			5,784,272
Securities at amortized cost		55,390			197,188
Financial assets at FVTPL		32			88
Financial assets at FVTOCI		1,102,112			589,277
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		1,069,795			1,213,479
Total		7,682,653			7,784,304
USA
Categories of financial assets
Loans and other financial assets at amortized cost		6,700,018			7,108,462
Securities at amortized cost		779,676			712,761
Financial assets at FVTPL		1,151,755			1,824,414
Financial assets at FVTOCI		4,752,496			3,157,655
Derivative assets (Designated for hedging)		30,719			3,216
Off balance sheet item
Off-balance accounts		1,439,439			1,805,060
Total		14,854,103			14,611,568
UK
Categories of financial assets
Loans and other financial assets at amortized cost		775,262			584,060
Securities at amortized cost		0			0
Financial assets at FVTPL		502,905			553,842
Financial assets at FVTOCI		400,316			190,801
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		756,252			87,755
Total		2,434,735			1,416,458
Japan
Categories of financial assets
Loans and other financial assets at amortized cost		1,266,134			850,872
Securities at amortized cost		0			0
Financial assets at FVTPL		277,765			430,341
Financial assets at FVTOCI		591,861			22,112
Derivative assets (Designated for hedging)		6,291			6,886
Off balance sheet item
Off-balance accounts		35,333			20,758
Total		2,177,384			1,330,969
Others
Categories of financial assets
Loans and other financial assets at amortized cost	[3]	16,403,599			17,117,382
Securities at amortized cost	[3]	151,783			240,357
Financial assets at FVTPL	[3]	907,490			1,624,196
Financial assets at FVTOCI	[3]	4,781,581			1,216,507
Derivative assets (Designated for hedging)	[3]	0			0
Off balance sheet item
Off-balance accounts	[3]	4,385,748			3,341,551
Total	[3]	₩ 26,630,201			₩ 23,539,993

[1]	Cash and cash equivalents are not included
[2]	Puttable financial instruments are not included.
[3]	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.